Segment Information (Financial Information of Segments) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting Information [Line Items]
Revenues	¥ 2,678,659	¥ 2,369,202	¥ 2,174,283
Finance revenues	200,584	200,889	186,883
Interest expense	72,910	72,821	72,647
Depreciation and amortization	253,677	244,853	229,583
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	22,667	11,717	11,631
Write-downs of long-lived assets	9,134	13,448	34,887
Decrease in policy liabilities and policy account balances	(103,878)	(405,014)	(506,043)
Bargain purchase gain	5,802	0	36,082
Discontinued operations	0	0	463	[1]
Segment profits	280,926	270,990	255,257
Segment assets	11,231,895	10,992,918	11,439,874
Investment in Affiliates	524,234	530,667
Operating Segment
Segment Reporting Information [Line Items]
Revenues	2,685,194	2,379,004	2,185,312
Finance revenues	196,609	195,949	182,203
Interest expense	57,923	56,984	58,552
Depreciation and amortization	235,008	227,465	213,792
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	23,168	12,920	12,649
Write-downs of long-lived assets	8,876	13,228	34,887
Decrease in policy liabilities and policy account balances	(103,878)	(405,014)	(506,043)
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	89,926	103,668	51,483
Bargain purchase gain	5,802		36,082
Discontinued operations			463
Segment profits	420,837	380,110	336,542
Segment assets	8,956,872	8,972,449	9,170,249
Long-lived assets	1,758,257	1,754,761	1,622,181
Expenditures for long-lived assets	477,205	562,767	393,157
Investment in Affiliates	524,064	530,583	378,144
Operating Segment | Corporate Financial Services
Segment Reporting Information [Line Items]
Revenues	102,979	107,150	85,502
Finance revenues	30,153	34,215	35,624
Interest expense	6,032	7,214	8,627
Depreciation and amortization	6,517	4,764	3,373
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	(96)	(701)	597
Write-downs of long-lived assets	0	0	653
Decrease in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	3,354	1,064	740
Bargain purchase gain	0		0
Discontinued operations			0
Segment profits	38,032	42,418	25,519
Segment assets	1,032,152	1,049,867	1,132,468
Long-lived assets	42,337	41,170	35,470
Expenditures for long-lived assets	8,330	14,180	8,717
Investment in Affiliates	18,392	22,755	20,875
Operating Segment | Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues	270,615	271,662	263,499
Finance revenues	13,029	12,067	11,103
Interest expense	3,360	3,545	3,690
Depreciation and amortization	130,272	127,862	125,013
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	210	24	372
Write-downs of long-lived assets	46	0	0
Decrease in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	178	191	59
Bargain purchase gain	0		0
Discontinued operations			0
Segment profits	39,787	42,935	40,366
Segment assets	752,513	731,329	662,851
Long-lived assets	452,840	479,619	450,099
Expenditures for long-lived assets	164,486	151,330	162,323
Investment in Affiliates	1,880	1,996	2,074
Operating Segment | Real Estate Segment
Segment Reporting Information [Line Items]
Revenues	212,050	191,540	182,321
Finance revenues	2,319	6,720	4,057
Interest expense	3,085	4,676	6,968
Depreciation and amortization	15,169	15,908	16,900
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	33	(110)	(85)
Write-downs of long-lived assets	3,353	8,036	29,418
Decrease in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	4,160	6,048	9,633
Bargain purchase gain	0		0
Discontinued operations			0
Segment profits	72,841	42,902	3,484
Segment assets	657,701	739,592	835,386
Long-lived assets	512,930	600,693	652,524
Expenditures for long-lived assets	32,875	49,858	45,019
Investment in Affiliates	99,347	91,010	91,275
Operating Segment | Investment Banking
Segment Reporting Information [Line Items]
Revenues	1,271,973	1,028,355	666,120
Finance revenues	10,680	12,625	15,650
Interest expense	4,870	3,539	3,609
Depreciation and amortization	13,176	8,836	5,919
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	(1,047)	(940)	(296)
Write-downs of long-lived assets	1,569	214	211
Decrease in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	39,750	18,822	11,985
Bargain purchase gain	5,802		0
Discontinued operations			463
Segment profits	85,000	57,220	42,414
Segment assets	768,675	704,156	660,014
Long-lived assets	269,515	193,970	145,153
Expenditures for long-lived assets	74,787	74,645	70,616
Investment in Affiliates	71,481	108,237	51,108
Operating Segment | Retail
Segment Reporting Information [Line Items]
Revenues	368,665	254,289	425,977
Finance revenues	59,177	55,318	52,510
Interest expense	4,041	4,654	5,669
Depreciation and amortization	18,914	17,489	15,190
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	10,109	7,370	3,975
Write-downs of long-lived assets	0	0	0
Decrease in policy liabilities and policy account balances	(103,878)	(405,014)	(506,043)
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	14	796	633
Bargain purchase gain	0		36,082
Discontinued operations			0
Segment profits	72,865	51,756	120,616
Segment assets	3,291,631	3,462,772	3,700,635
Long-lived assets	45,267	52,359	49,838
Expenditures for long-lived assets	276	439	144
Investment in Affiliates	810	911	3,785
Operating Segment | Overseas
Segment Reporting Information [Line Items]
Revenues	458,912	526,008	561,893
Finance revenues	81,251	75,004	63,259
Interest expense	36,535	33,356	29,989
Depreciation and amortization	50,960	52,606	47,397
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	13,959	7,277	8,086
Write-downs of long-lived assets	3,908	4,978	4,605
Decrease in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	42,470	76,747	28,433
Bargain purchase gain	0		0
Discontinued operations			0
Segment profits	112,312	142,879	104,143
Segment assets	2,454,200	2,284,733	2,178,895
Long-lived assets	435,368	386,950	289,097
Expenditures for long-lived assets	196,451	272,315	106,338
Investment in Affiliates	¥ 332,154	¥ 305,674	¥ 209,027

[1]	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units and rental properties and liquidation on losses. The amount of such gains or losses in fiscal 2015 was net gain of ¥362 million.